Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments, Offsetting Assets
The following table presents notional amounts and fair values of derivative financial instruments:

Notional Amount and Fair Value of Derivative Financial Instruments

dollars in millions	December 31, 2023			December 31, 2022
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives designated as hedging instruments (Qualifying hedges)
Interest rate contracts – fair value hedges (1) (4)	$815	$—	$—	$—	$—	$—
Derivatives not designated as hedging instruments (Non-qualifying hedges)
Interest rate contracts (1) (4)	$24,548	$530	$(518)	$18,173	$158	$(482)
Foreign exchange contracts (2)	9,142	104	(117)	125	1	(4)
Other contracts (3)	983	6	(1)	507	—	—
Total derivatives not designated as hedging instruments	$34,673	640	(636)	$18,805	159	(486)
Gross derivatives fair values presented in the Consolidated Balance Sheets		640	(636)		159	(486)
Less: Gross amounts offset in the Consolidated Balance Sheets		—	—		—	—
Net amount presented in other assets and other liabilities in the Consolidated Balance Sheets		640	(636)		159	(486)
Less: Amounts subject to master netting agreements (5)		(97)	97		(13)	13
Less: Cash collateral pledged (received) subject to master netting agreements (6)		(405)	39		(124)	—
Total net derivative fair value		$138	$(500)		$22	$(473)
(1)    Fair value balances include accrued interest.
(2)    The foreign exchange contracts exclude foreign exchange spot contracts. The notional and net fair value amounts of these contracts were $179 million and $0 million, respectively, as of December 31, 2023, and $0 million for both notional and net fair value amounts as of December 31, 2022.
(3)    Other derivative contracts not designated as hedging instruments include risk participation agreements and equity warrants.
(4)    BancShares accounts for swap contracts cleared by the Chicago Mercantile Exchange and LCH Clearnet as “settled-to-market.” As a result, variation margin payments are characterized as settlement of the derivative exposure and variation margin balances are netted against the corresponding derivative mark-to-market balances. Gross amounts of recognized assets and liabilities were lowered by $66 million and $37 million, respectively, at December 31, 2023 which includes $4 million and $0 million relating to qualifying hedges, respectively. Gross amounts of recognized assets and liabilities were lowered by $376 million and $19 million, respectively at December 31, 2022.
(5)    BancShares’ derivative transactions are governed by International Swaps and Derivatives Association (“ISDA”) agreements that allow for net settlements of certain payments as well as offsetting of all contracts with a given counterparty in the event of bankruptcy or default of one of the two parties to the transaction. BancShares believes its ISDA agreements meet the definition of a master netting arrangement or similar agreement for purposes of the above disclosure.
(6)    In conjunction with the ISDA agreements described above, BancShares has entered into collateral arrangements with its counterparties, which provide for the exchange of cash depending on the change in the market valuation of the derivative contracts outstanding. Such collateral is available to be applied in settlement of the net balances upon an event of default of one of the counterparties. Collateral pledged or received is included in other assets or deposits, respectively.

Schedule of Derivative Instruments, Offsetting Liabilities
The following table presents notional amounts and fair values of derivative financial instruments:

Notional Amount and Fair Value of Derivative Financial Instruments

dollars in millions	December 31, 2023			December 31, 2022
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives designated as hedging instruments (Qualifying hedges)
Interest rate contracts – fair value hedges (1) (4)	$815	$—	$—	$—	$—	$—
Derivatives not designated as hedging instruments (Non-qualifying hedges)
Interest rate contracts (1) (4)	$24,548	$530	$(518)	$18,173	$158	$(482)
Foreign exchange contracts (2)	9,142	104	(117)	125	1	(4)
Other contracts (3)	983	6	(1)	507	—	—
Total derivatives not designated as hedging instruments	$34,673	640	(636)	$18,805	159	(486)
Gross derivatives fair values presented in the Consolidated Balance Sheets		640	(636)		159	(486)
Less: Gross amounts offset in the Consolidated Balance Sheets		—	—		—	—
Net amount presented in other assets and other liabilities in the Consolidated Balance Sheets		640	(636)		159	(486)
Less: Amounts subject to master netting agreements (5)		(97)	97		(13)	13
Less: Cash collateral pledged (received) subject to master netting agreements (6)		(405)	39		(124)	—
Total net derivative fair value		$138	$(500)		$22	$(473)
(1)    Fair value balances include accrued interest.
(2)    The foreign exchange contracts exclude foreign exchange spot contracts. The notional and net fair value amounts of these contracts were $179 million and $0 million, respectively, as of December 31, 2023, and $0 million for both notional and net fair value amounts as of December 31, 2022.
(3)    Other derivative contracts not designated as hedging instruments include risk participation agreements and equity warrants.
(4)    BancShares accounts for swap contracts cleared by the Chicago Mercantile Exchange and LCH Clearnet as “settled-to-market.” As a result, variation margin payments are characterized as settlement of the derivative exposure and variation margin balances are netted against the corresponding derivative mark-to-market balances. Gross amounts of recognized assets and liabilities were lowered by $66 million and $37 million, respectively, at December 31, 2023 which includes $4 million and $0 million relating to qualifying hedges, respectively. Gross amounts of recognized assets and liabilities were lowered by $376 million and $19 million, respectively at December 31, 2022.
(5)    BancShares’ derivative transactions are governed by International Swaps and Derivatives Association (“ISDA”) agreements that allow for net settlements of certain payments as well as offsetting of all contracts with a given counterparty in the event of bankruptcy or default of one of the two parties to the transaction. BancShares believes its ISDA agreements meet the definition of a master netting arrangement or similar agreement for purposes of the above disclosure.
(6)    In conjunction with the ISDA agreements described above, BancShares has entered into collateral arrangements with its counterparties, which provide for the exchange of cash depending on the change in the market valuation of the derivative contracts outstanding. Such collateral is available to be applied in settlement of the net balances upon an event of default of one of the counterparties. Collateral pledged or received is included in other assets or deposits, respectively.

Schedule of Qualifying and Non-Qualifying Hedges
The following table represents the impact of fair value hedges on the Consolidated Statements of Income.

Gains (Losses) on Qualifying Hedges

dollars in millions		Year Ended December 31,
	Amounts Recognized	2023	2022	2021
Recognized on derivatives	Interest expense - borrowings	$4	$—	$—
Recognized on hedged item	Interest expense - borrowings	(5)	—	—
Total qualifying hedges - income statement impact		$(1)	$—	$—

The following table presents the carrying value of hedged items and associated cumulative hedging adjustment related to fair value hedges.

dollars in millions		Cumulative Fair Value Hedging Adjustment Included in the Carrying Value of Hedged Items
	Carrying Value of Hedged Items	Currently Designated	No Longer Designated
December 31, 2023
Long-term borrowings	$879	$5	$—
December 31, 2022
Long-term borrowings	$—	$—	$—
The following table presents gains of non-qualifying hedges recognized on the Consolidated Statements of Income.

Gains (Losses) on Non-Qualifying Hedges

dollars in millions		Year Ended December 31,
	Amounts Recognized	2023	2022	2021
Interest rate contracts	Other noninterest income	$32	$12	$—
Foreign currency forward contracts	Other noninterest income	(8)	20	—
Other contracts	Other noninterest income	1	1	—
Total non-qualifying hedges - income statement impact		$25	$33	$—